Subsequent events (Details Narrative) $ / shares in Units, $ in Thousands		1 Months Ended						3 Months Ended			4 Months Ended			7 Months Ended			10 Months Ended			12 Months Ended
	Jan. 13, 2021 USD ($)	Feb. 10, 2021 USD ($)	Jan. 31, 2021 USD ($) $ / shares	Jan. 28, 2021 USD ($) $ / shares	Jan. 25, 2021	Jan. 31, 2020 USD ($) $ / shares	Jan. 31, 2019 USD ($) $ / shares	Mar. 30, 2021 USD ($)	Mar. 25, 2021 USD ($)	Mar. 23, 2021 USD ($)	Apr. 30, 2020 USD ($) $ / shares	Apr. 30, 2019 USD ($) $ / shares	Apr. 30, 2018 USD ($) $ / shares	Jul. 31, 2020 USD ($) $ / shares	Jul. 31, 2019 USD ($) $ / shares	Jul. 31, 2018 USD ($) $ / shares	Oct. 31, 2020 USD ($) $ / shares	Oct. 31, 2019 USD ($) $ / shares	Oct. 31, 2018 USD ($) $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jan. 04, 2021
Subsequent Event [Line Items]
Sale price																				$ 8,183	$ 5,978	$ 76,264
Distribution Made to Limited Liability Company (LLC) Member, Distributions Declared, Per Unit | $ / shares			$ 0.05			$ 0.30	$ 0.30				$ 0.30	$ 0.30	$ 0.30	$ 0.05	$ 0.30	$ 0.30	$ 0.05	$ 0.30	$ 0.30
Distribution Made to Limited Partner, Distribution Date			Feb. 12, 2021			Feb. 13, 2020	Feb. 14, 2019				May 14, 2020	May 14, 2019	May 14, 2018	Aug. 13, 2020	Aug. 09, 2019	Aug. 10, 2018	Nov. 13, 2020	Nov. 14, 2019	Nov. 14, 2018
Distribution Made to Limited Partner, Date of Record			Feb. 09, 2021			Feb. 11, 2020	Feb. 11, 2019				May 11, 2020	May 10, 2019	May 10, 2018	Aug. 10, 2020	Aug. 06, 2019	Aug. 07, 2018	Nov. 09, 2020	Nov. 07, 2019	Nov. 07, 2018
Distribution Made to Limited Partner, Cash Distributions Paid			$ 579			$ 3,365	$ 3,458				$ 3,366	$ 3,364	$ 3,420	$ 562	$ 3,364	$ 3,420	$ 579	$ 3,364	$ 3,420
ABN Credit Facility [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity																				23,500
Hellenic Bank Credit Facility [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity																				$ 17,000
Interest rate description																				LIBOR plus 350 bps
Interest rate percentage																				3.50%
Subsequent Event [Member] | ABN 32.2M Credit Facility [Member]
Subsequent Event [Line Items]
Repayment of debt									$ 4,581
Subsequent Event [Member] | Installment 1 FY2021 [Member]
Subsequent Event [Line Items]
Distribution Made to Limited Liability Company (LLC) Member, Distributions Declared, Per Unit | $ / shares				$ 0.05
Distribution Made to Limited Partner, Distribution Date				Feb. 12, 2021
Distribution Made to Limited Partner, Date of Record				Feb. 09, 2021
Distribution Made to Limited Partner, Cash Distributions Paid				$ 579
Subsequent Event [Member] | Bareboat Charter in Contract Agreement [Member]
Subsequent Event [Line Items]
Number of vessels					3
Vessel type					Capesize
Vessel capacity					180,000
Subsequent Event [Member] | ABN Credit Facility [Member]
Subsequent Event [Line Items]
Repayment of debt	$ 3,369
Subsequent Event [Member] | Hellenic Bank Credit Facility [Member]
Subsequent Event [Line Items]
Repayment of debt		$ 3,845		$ 3,684
Subsequent Event [Member] | New Credit Facility [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity										$ 58,000
Interest rate description										LIBOR
Interest rate percentage										3.00%
Debt Instrument, Unamortized Discount								$ 400
Subsequent Event [Member] | Esperanza N [Member]
Subsequent Event [Line Items]
Vessel year built	2008
Vessel capacity in TEU	2,007
Sale price	$ 4,559
Subsequent Event [Member] | Three Newbuilding Capesize Vessels [Member] | Bareboat Charter in Contract Agreement [Member]
Subsequent Event [Line Items]
Duration of bareboat charter-in agreement					15 years
Subsequent Event [Member] | Solar N [Member]
Subsequent Event [Line Items]
Vessel year built				2006
Vessel capacity in TEU				3,398
Sale price				$ 11,074
Subsequent Event [Member] | Castor N [Member]
Subsequent Event [Line Items]
Vessel year built		2007
Vessel capacity in TEU		3,091
Sale price		$ 8,869
Subsequent Event [Member] | Navios Avior [Member]
Subsequent Event [Line Items]
Vessel year built										2012
Vessel type										Panamax
Vessel capacity										81,355
Subsequent Event [Member] | Navios Centaurus [Member]
Subsequent Event [Line Items]
Vessel year built										2012
Vessel type										Panamax
Vessel capacity										81,472
Subsequent Event [Member] | Navios Avior And Navios Centaurus [Member]
Subsequent Event [Line Items]
Property, Plant and Equipment, Additions								$ 39,250
Subsequent Event [Member] | Newbuilding Panamax Vessel [Member]
Subsequent Event [Line Items]
Vessel capacity										81,000
Property, Plant and Equipment, Additions										$ 31,580
Subsequent Event [Member] | Joie N [Member]
Subsequent Event [Line Items]
Vessel year built									2011
Sale price									$ 8,190
Vessel capacity									56,557
Subsequent Event [Member] | One Newbuilding Caperize Vessel [Member] | Bareboat Charter in Contract Agreement [Member]
Subsequent Event [Line Items]
Duration of bareboat charter-in agreement									15 years
Subsequent Event [Member] | Newbuilding Capesized Vessel [Member]
Subsequent Event [Line Items]
Vessel capacity									180,000
Subsequent Event [Member] | Navios Containers [Member] | Transaction [Member]
Subsequent Event [Line Items]
Number of units per Navios Containers outstanding unit																							0.39